Statements Of Changes In Trust Capital (USD $)	6 Months Ended				12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Trust capital, Beginning	$ 473,660,034		$ 753,187,394		$ 753,187,394		$ 892,925,611		$ 879,154,612
Subscriptions	5,983,395		18,418,675		31,108,365		69,799,650		42,864,905
Redemptions	(67,057,029)		(130,088,223)		(246,829,552)		(119,639,348)		(102,499,761)
Addt'l units allocated		[1]		[1]		[1]		[1]		[1]
Net income (loss)	(35,561,267)		(58,804,024)		(63,806,173)		(89,899,904)		73,143,160
Managing Owner's profit share							1,385		262,695
Brokerage fee percentage, maximum	7.00%
Managing Owner's allocation:
New Profit-Accrued							1,385		262,695
Trust capital, Ending	377,025,133		582,713,822		473,660,034		753,187,394		892,925,611
Series 1 Unitholders [Member]
Trust capital, Beginning	428,867,469		709,737,394		709,737,394		867,646,692		865,980,227
Trust capital units, Beginning	404,080.828		603,996.596		603,996.596		660,222.516		714,519.974
Subscriptions	2,634,900		14,109,503		19,701,253		46,027,878		31,438,164
Subscriptions, units	2,478.860		12,538.573		17,742.243		36,354.165		25,234.721
Redemptions	(59,969,908)		(126,781,516)		(238,894,078)		(116,664,030)		(100,149,285)
Redemptions, units	(57,359.460)		(114,821.534)		(218,969.787)		(94,309.154)		(81,345.253)
Addt'l units allocated		[1]		[1]		[1]		[1]		[1]
Addt'l units allocated, units	440.927	[1]	762.534	[1]	1,311.776	[1]	1,729.069	[1]	1,813.074	[1]
Net income (loss)	(32,816,430)		(56,140,141)		(61,677,100)		(87,273,146)		70,377,586
Managing Owner's allocation:
Trust capital, Ending	338,716,031		540,925,240		428,867,469		709,737,394		867,646,692
Trust capital units, Ending	349,641.155		502,476.169		404,080.828		603,996.596		660,222.516
Net asset value per unit outstanding	968.75		1,076.52		1,061.34		1,175.07
Series 2 Unitholders [Member]
Trust capital, Beginning	289,447		240,698		240,698		101,957
Trust capital units, Beginning	242.952		190.737		190.737		75.492
Subscriptions			75,000		75,000		184,000		95,530
Subscriptions, units			63.612		63.612		136.584		75.492
Redemptions	(91,940)		(13,898)		(13,898)		(28,299)
Redemptions, units	(77.178)		(11.397)		(11.397)		(21.339)
Addt'l units allocated		[1]		[1]		[1]		[1]		[1]
Addt'l units allocated, units		[1]		[1]		[1]		[1]		[1]
Net income (loss)	(13,412)		(14,579)		(12,353)		(16,960)		6,427
Managing Owner's allocation:
Trust capital, Ending	184,095		287,221		289,447		240,698		101,957
Trust capital units, Ending	165.774		242.952		242.952		190.737		75.492
Net asset value per unit outstanding	1,110.52		1,182.21		1,191.38		1,261.94
Series 3 Unitholders [Member]
Trust capital, Beginning	33,520,653		32,771,232		32,771,232		14,178,784		2,236,811
Trust capital units, Beginning	27,951.367		25,863.120		25,863.120		10,481.102		1,831.292
Subscriptions	2,641,514		3,374,447		10,382,897		22,838,898		11,260,170
Subscriptions, units	2,205.670		2,757.669		8,662.304		17,047.103		8,961.540
Redemptions	(6,988,045)		(3,266,735)		(7,895,502)		(2,145,759)		(387,647)
Redemptions, units	(5,929.503)		(2,695.319)		(6,574.057)		(1,665.085)		(311.730)
Addt'l units allocated		[1]		[1]		[1]		[1]		[1]
Addt'l units allocated, units		[1]		[1]		[1]		[1]		[1]
Net income (loss)	(2,057,249)		(2,065,504)		(1,737,974)		(2,100,691)		1,069,450
Managing Owner's allocation:
Trust capital, Ending	27,116,873		30,813,440		33,520,653		32,771,232		14,178,784
Trust capital units, Ending	24,227.534		25,925.470		27,951.367		25,863.120		10,481.102
Net asset value per unit outstanding	1,119.26		1,188.54		1,199.25		1,267.10
Series 4 Unitholders [Member]
Trust capital, Beginning	1,669,445		793,127		793,127		75,449
Trust capital units, Beginning	1,322.742		606.787		606.787		55.233
Subscriptions	706,981		859,725		949,215		748,874		71,041
Subscriptions, units	556.611		666.067		737.186		551.554		55.233
Redemptions	(7,136)		(26,074)		(26,074)
Redemptions, units	(5.998)		(21.231)		(21.231)
Addt'l units allocated		[1]		[1]		[1]		[1]		[1]
Addt'l units allocated, units		[1]		[1]		[1]		[1]		[1]
Net income (loss)	(140,420)		(76,792)		(46,823)		(31,196)		4,408
Managing Owner's allocation:
Trust capital, Ending	2,228,870		1,549,986		1,669,445		793,127		75,449
Trust capital units, Ending	1,873.355		1,251.623		1,322.742		606.787		55.233
Net asset value per unit outstanding	1,189.77		1,238.38		1,262.11		1,307.09
New Profit Memo Account [Member]
Addt'l units allocated						[1]		[1]		[1]
Addt'l units allocated, units						[1]	0.050	[1]	0.022	[1]
Net income (loss)							(126)		134
Managing Owner's profit share							1,385		262,695
Managing Owner's profit share, units							1.021		199.974
Transfer of New Profit Memo Account to Managing Owner							(1,259)		(262,829)
Transfer of New Profit Memo Account to Managing Owner, Units							(1.071)		(199.996)
Managing Owner's allocation:
New Profit- Accrued, units							1.021		199.974
Managing Owner [Member]
Trust capital, Beginning	9,313,020		9,644,943		9,644,943		10,922,729		10,937,574
Trust capital units, Beginning	8,774.775		8,207.970		8,207.970		8,311.477		9,024.593
Redemptions							(801,260)		(1,962,829)
Redemptions, units							(679.866)		(1,528.360)
Addt'l units allocated		[1]		[1]		[1]		[1]		[1]
Addt'l units allocated, units	287.691	[1]	280.137	[1]	566.805	[1]	575.288	[1]	615.248	[1]
Net income (loss)	(533,756)		(507,008)		(331,923)		(477,785)		1,685,155
Transfer of New Profit Memo Account to Managing Owner							1,259		262,829
Transfer of New Profit Memo Account to Managing Owner, Units							1.071		199.996
Managing Owner's allocation:
Trust capital, Ending	$ 8,779,264		$ 9,137,935		$ 9,313,020		$ 9,644,943		$ 10,922,729
Trust capital units, Ending	9,062.466		8,488.107		8,774.775		8,207.970		8,311.477

[1]	Additional units are issued to Series 1 Unitholders who are charged less than a 7% brokerage fee and the Managing Owner